Retirement Benefits Plans - Changes in Pension and Other Postretirement Liabilities Recognized in AOCI (Details 4) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Changes in pension and other postretirement benefit liabilities recognized in Accumulated other comprehensive loss
Prior service cost arising during the year	$ (1)	$ (5)	$ (2)
Less amounts included in expense during the year	(386)	(648)	(182)
Net change for the year	(2)	0	(4)
United States pension liabilities [Member]
Changes in pension and other postretirement benefit liabilities recognized in Accumulated other comprehensive loss
Balance at January 1	1,602	1,142
Prior service cost arising during the year	1	1
Net loss arising during the year	(154)	(551)
Foreign currency translation	0	0
Less amounts included in expense during the year	(138)	(92)
Other	2	0
Net change for the year	19	460
Balance at December 31	1,621	1,602
Non-United States pension liabilities [Member]
Changes in pension and other postretirement benefit liabilities recognized in Accumulated other comprehensive loss
Balance at January 1	358	319
Prior service cost arising during the year	0	4
Net loss arising during the year	(205)	(58)
Foreign currency translation	15	(5)
Less amounts included in expense during the year	(19)	(18)
Other	0	0
Net change for the year	201	39
Balance at December 31	559	358
Other postretirement liabilities [Member]
Changes in pension and other postretirement benefit liabilities recognized in Accumulated other comprehensive loss
Balance at January 1	248	221
Prior service cost arising during the year	0	0
Net loss arising during the year	(27)	(39)
Foreign currency translation	0	0
Less amounts included in expense during the year	(13)	(12)
Other	0	0
Net change for the year	14	27
Balance at December 31	$ 262	$ 248